Schedule of investments
Delaware Ivy Balanced Fund
December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.99%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	3,287,475	$ 3,173,868
Series 2016-71 NB 3.00% 10/25/46	4,491,259	4,089,303

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	2,630,230	2,460,865
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 7.387% (SOFR + 2.05%) 12/25/33 #, •	4,518,000	4,449,685
Series 2023-HQA3 A1 144A 7.187% (SOFR + 1.85%) 11/25/43 #, •	1,091,407	1,099,196
Total Agency Collateralized Mortgage Obligations (cost $16,203,049)		15,272,917

Agency Mortgage-Backed Securities — 10.87%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	2,413,993	2,177,690
2.50% 8/1/36	2,424,227	2,231,864
3.00% 11/1/33	847,536	808,931

Fannie Mae S.F. 20 yr 2.00% 5/1/41	2,143,999	1,837,717
Fannie Mae S.F. 30 yr
2.00% 3/1/51	1,964,269	1,612,705
2.50% 8/1/50	1,781,243	1,543,474
2.50% 11/1/51	633,636	541,244
2.50% 1/1/52	2,060,465	1,753,619
2.50% 4/1/52	2,037,273	1,741,276
3.00% 12/1/51	3,364,175	3,004,828
3.00% 5/1/52	2,509,967	2,232,868
3.50% 1/1/48	630,908	588,800
3.50% 7/1/50	5,582,431	5,181,298
3.50% 8/1/50	550,668	513,918
3.50% 8/1/51	4,129,052	3,807,605
3.50% 6/1/52	5,074,133	4,715,267
4.00% 6/1/52	2,891,814	2,735,412
4.50% 5/1/49	1,714,276	1,682,746
4.50% 1/1/50	1,997,820	1,994,216
4.50% 10/1/52	8,205,004	7,956,043
4.50% 2/1/53	8,209,472	7,960,375
5.00% 8/1/53	1,832,718	1,813,124
5.50% 10/1/52	8,462,909	8,528,697
5.50% 11/1/52	1,748,180	1,767,652
5.50% 3/1/53	160,277	160,925
6.00% 6/1/53	2,458,455	2,496,226
6.00% 9/1/53	8,209,362	8,335,488
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.50% 10/1/28	5,800	$ 5,877
6.50% 2/1/29	1,094	1,113
6.50% 2/1/32	9,463	10,019
6.50% 9/1/32	8,961	9,457
7.00% 11/1/31	11,665	12,034
7.00% 2/1/32	9,305	9,600
7.00% 3/1/32	3,958	4,090
7.00% 7/1/32	6,021	6,212
Freddie Mac S.F. 20 yr
2.00% 3/1/41	7,737,985	6,652,857
2.50% 2/1/42	3,220,237	2,863,643
3.00% 3/1/37	2,042,458	1,900,610
Freddie Mac S.F. 30 yr
2.00% 2/1/52	6,146,101	5,023,058
2.00% 3/1/52	1,932,941	1,579,516
2.50% 11/1/50	363,320	313,328
2.50% 12/1/51	1,677,210	1,443,049
2.50% 1/1/52	10,813,530	9,259,695
3.00% 8/1/51	327,985	292,595
3.00% 1/1/52	11,590,544	10,255,781
3.50% 6/1/47	3,311,365	3,090,200
3.50% 4/1/52	3,010,671	2,776,653
4.00% 9/1/49	1,048,230	1,011,319
4.00% 8/1/52	6,447,246	6,123,342
4.00% 9/1/52	2,389,356	2,260,473
4.50% 9/1/52	3,611,425	3,501,844
4.50% 10/1/52	3,112,144	3,017,714
5.00% 6/1/53	10,768,027	10,652,903
5.50% 9/1/52	1,989,250	2,016,670
5.50% 11/1/52	944,644	952,948
5.50% 2/1/53	1,850,157	1,874,439
5.50% 3/1/53	2,027,131	2,063,781
5.50% 9/1/53	2,029,313	2,054,632
6.50% 12/1/31	12,068	12,587
6.50% 1/1/32	8,667	9,044
GNMA II S.F. 30 yr
3.00% 12/20/51	1,593,685	1,442,515
5.00% 9/20/52	1,537,195	1,528,269
5.50% 5/20/53	3,239,979	3,263,826
Total Agency Mortgage-Backed Securities (cost $170,660,379)		167,019,701

Corporate Bonds — 10.41%
Banking — 2.60%
Banco Santander 5.588% 8/8/28	400,000	408,281
NQ- IV017 [1223] 0224 (3377187)    1

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
2.482% 9/21/36 μ	1,370,000	$ 1,085,803
2.972% 2/4/33 μ	399,000	339,640
5.819% 9/15/29 μ	1,001,000	1,033,927
6.204% 11/10/28 μ	2,555,000	2,666,817

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,675,000	1,636,521
Barclays
6.224% 5/9/34 μ	406,000	421,315
7.385% 11/2/28 μ	443,000	473,701

Citibank 5.488% 12/4/26	1,010,000	1,028,563
Citizens Bank 6.064% 10/24/25 μ	2,585,000	2,522,700
Credit Agricole
144A 5.301% 7/12/28 #	435,000	445,121
144A 6.316% 10/3/29 #, μ	1,325,000	1,389,090

Credit Suisse 7.95% 1/9/25	2,020,000	2,065,985
Deutsche Bank
3.729% 1/14/32 μ	718,000	602,189
6.72% 1/18/29 μ	1,232,000	1,290,881
6.819% 11/20/29 μ	852,000	897,569
7.146% 7/13/27 μ	420,000	436,190

Fifth Third Bancorp 6.361% 10/27/28 μ	170,000	176,489
Fifth Third Bank 5.852% 10/27/25 μ	1,430,000	1,426,730
Goldman Sachs Group
1.542% 9/10/27 μ	205,000	186,021
6.484% 10/24/29 μ	2,095,000	2,224,395

HSBC Holdings 5.887% 8/14/27 μ	265,000	268,789
Huntington Bancshares 6.208% 8/21/29 μ	645,000	665,468
Huntington National Bank
4.552% 5/17/28 μ	250,000	241,641
5.65% 1/10/30	430,000	434,132

ING Groep 6.083% 9/11/27 μ	305,000	311,462
JPMorgan Chase & Co.
1.953% 2/4/32 μ	605,000	491,960
5.00% 8/1/24 μ, ψ	2,476,000	2,432,399
5.35% 6/1/34 μ	161,000	163,388
6.254% 10/23/34 μ	249,000	270,058
KeyBank
4.15% 8/8/25	250,000	242,494
5.85% 11/15/27	479,000	478,997
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.484% 9/16/36 μ	790,000	$ 626,546
5.25% 4/21/34 μ	193,000	193,071
6.138% 10/16/26 μ	1,085,000	1,105,361
6.296% 10/18/28 μ	728,000	763,005
6.407% 11/1/29 μ	420,000	445,399
6.627% 11/1/34 μ	575,000	636,927

PNC Financial Services Group 6.875% 10/20/34 μ	1,860,000	2,065,641
Popular 7.25% 3/13/28	375,000	386,196
SVB Financial Group 4.57% 4/29/33 ‡	1,413,000	934,336
Truist Financial 7.161% 10/30/29 μ	1,831,000	1,978,862
US Bancorp
3.10% 4/27/26	1,320,000	1,265,534
4.653% 2/1/29 μ	508,000	500,290
6.787% 10/26/27 μ	255,000	266,361
		39,926,245
Basic Industry — 0.20%
BHP Billiton Finance USA 5.25% 9/8/30	1,170,000	1,212,810
Celanese US Holdings 6.05% 3/15/25	545,000	548,728
Sherwin-Williams 3.30% 5/15/50	1,775,000	1,304,725
		3,066,263
Brokerage — 0.10%
Jefferies Financial Group 5.875% 7/21/28	1,557,000	1,597,487
		1,597,487
Capital Goods — 0.30%
Boeing 2.196% 2/4/26	1,265,000	1,195,501
Standard Industries 144A 4.375% 7/15/30 #	883,000	811,992
Waste Management 3.15% 11/15/27	2,660,000	2,548,837
		4,556,330
Communications — 1.23%
American Tower 2.30% 9/15/31	1,360,000	1,125,379
AT&T 3.50% 9/15/53	2,550,000	1,852,653
CCO Holdings 144A 4.25% 1/15/34 #	1,730,000	1,408,163
Charter Communications Operating 3.85% 4/1/61	2,635,000	1,644,515

2    NQ- IV017 [1223] 0224 (3377187)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Comcast
3.45% 2/1/50	4,325,000	$ 3,322,300
4.80% 5/15/33	300,000	303,876
Crown Castle
1.05% 7/15/26	735,000	663,533
2.10% 4/1/31	1,087,000	885,948
5.60% 6/1/29	384,000	392,949

Discovery Communications 4.00% 9/15/55	1,050,000	748,411
Frontier Communications Holdings 144A 5.00% 5/1/28 #	475,000	439,421
Sprint Capital 6.875% 11/15/28	780,000	845,688
T-Mobile USA
3.875% 4/15/30	4,425,000	4,197,386
5.75% 1/15/34	270,000	286,497

Verizon Communications 2.875% 11/20/50	1,135,000	772,608
		18,889,327
Consumer Cyclical — 0.41%
Amazon.com 2.50% 6/3/50	750,000	499,644
Carnival 144A 4.00% 8/1/28 #	455,000	423,315
Ford Motor Credit
6.798% 11/7/28	200,000	209,398
6.95% 6/10/26	945,000	969,997

Mercedes-Benz Finance North America 144A 5.10% 8/3/28 #	2,165,000	2,208,393
VICI Properties 4.95% 2/15/30	2,075,000	2,015,468
		6,326,215
Consumer Non-Cyclical — 0.60%
Amgen
5.15% 3/2/28	1,930,000	1,976,634
5.25% 3/2/30	320,000	329,108
5.25% 3/2/33	2,408,000	2,469,635

HCA 3.50% 7/15/51	400,000	282,197
Merck & Co. 2.75% 12/10/51	3,750,000	2,579,836
Royalty Pharma 3.55% 9/2/50	1,834,000	1,304,227
Zoetis 5.40% 11/14/25	215,000	216,860
		9,158,497
Electric — 1.25%
AEP Texas 5.40% 6/1/33	220,000	223,533
Ameren Illinois 3.25% 3/15/50	2,000,000	1,475,562
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Appalachian Power 4.50% 8/1/32	1,775,000	$ 1,709,868
Berkshire Hathaway Energy 4.60% 5/1/53	3,000,000	2,678,443
Commonwealth Edison 2.20% 3/1/30	2,070,000	1,791,566
Duke Energy Carolinas 4.95% 1/15/33	1,345,000	1,370,744
Entergy
2.80% 6/15/30	1,765,000	1,554,359
3.75% 6/15/50	700,000	529,445

Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,185,000	1,117,442
Florida Power & Light 3.15% 10/1/49	2,575,000	1,893,668
National Rural Utilities Cooperative Finance 5.80% 1/15/33	95,000	100,670
NextEra Energy Capital Holdings
3.00% 1/15/52	635,000	425,902
5.749% 9/1/25	1,370,000	1,383,501
Oglethorpe Power
5.05% 10/1/48	1,584,000	1,461,039
144A 6.20% 12/1/53 #	145,000	155,927

Vistra Operations 144A 6.95% 10/15/33 #	1,310,000	1,380,244
		19,251,913
Energy — 1.06%
BP Capital Markets 4.875% 3/22/30 μ, ψ	785,000	748,044
BP Capital Markets America
2.721% 1/12/32	760,000	662,502
4.812% 2/13/33	305,000	307,641

Cheniere Energy Partners 4.50% 10/1/29	680,000	651,271
ConocoPhillips 5.05% 9/15/33	1,360,000	1,397,996
Diamondback Energy
3.125% 3/24/31	555,000	493,564
4.25% 3/15/52	731,000	591,389
Enbridge
5.70% 3/8/33	880,000	915,040
6.70% 11/15/53	285,000	331,851
Energy Transfer
6.10% 12/1/28	1,070,000	1,126,733
6.25% 4/15/49	985,000	1,020,838
6.50% 11/15/26 μ, ψ	950,000	905,141

NQ- IV017 [1223] 0224 (3377187)    3

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
3.30% 2/15/53	1,195,000	$ 886,526
5.35% 1/31/33	1,975,000	2,067,991

Kinder Morgan 5.20% 6/1/33	460,000	457,482
Occidental Petroleum 6.125% 1/1/31	766,000	796,186
ONEOK
5.65% 11/1/28	195,000	202,015
5.80% 11/1/30	265,000	275,663
6.05% 9/1/33	178,000	188,676

Targa Resources Partners 5.00% 1/15/28	2,335,000	2,308,188
		16,334,737
Finance Companies — 0.46%
AerCap Ireland Capital DAC 6.50% 7/15/25	2,605,000	2,639,183
Air Lease 4.625% 10/1/28	1,047,000	1,024,275
American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,889,282
Aviation Capital Group 144A 3.50% 11/1/27 #	1,635,000	1,507,999
		7,060,739
Insurance — 0.89%
American International Group 5.125% 3/27/33	1,000,000	1,015,466
Aon 5.00% 9/12/32	2,080,000	2,078,262
Athene Global Funding 144A 1.985% 8/19/28 #	285,000	246,441
Athene Holding
3.45% 5/15/52	1,275,000	859,389
3.95% 5/25/51	565,000	425,390

New York Life Global Funding 144A 5.45% 9/18/26 #	1,630,000	1,667,196
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	4,015,626
UnitedHealth Group
4.20% 5/15/32	768,000	751,911
4.50% 4/15/33	2,594,000	2,578,490
		13,638,171
Natural Gas — 0.02%
Atmos Energy 2.85% 2/15/52	495,000	337,099
		337,099
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 0.32%
American Homes 4 Rent 3.625% 4/15/32	1,395,000	$ 1,250,305
Extra Space Storage 2.35% 3/15/32	4,400,000	3,589,776
		4,840,081
Technology — 0.87%
Apple
1.40% 8/5/28	445,000	394,587
2.70% 8/5/51	430,000	296,085
Autodesk
2.40% 12/15/31	605,000	517,907
2.85% 1/15/30	2,305,000	2,079,516

Broadcom 144A 3.469% 4/15/34 #	1,450,000	1,262,148
CDW 3.276% 12/1/28	325,000	298,533
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,255,240
Entegris Escrow 144A 4.75% 4/15/29 #	535,000	516,039
Oracle
3.60% 4/1/50	2,136,000	1,584,009
4.65% 5/6/30	205,000	204,311

TSMC Global 144A 1.75% 4/23/28 #	4,400,000	3,927,305
		13,335,680
Transportation — 0.10%
Burlington Northern Santa Fe 2.875% 6/15/52	1,845,000	1,291,105
ERAC USA Finance 144A 4.90% 5/1/33 #	310,000	309,751
		1,600,856
Total Corporate Bonds (cost $166,749,415)		159,919,640

Non-Agency Collateralized Mortgage Obligations — 0.40%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 7.237% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	1,752,731
Series 2023-R08 1M1 144A 6.837% (SOFR + 1.50%) 10/25/43 #, •	4,411,342	4,421,012
Total Non-Agency Collateralized Mortgage Obligations (cost $6,121,524)		6,173,743

4    NQ- IV017 [1223] 0224 (3377187)

(Unaudited)
		Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 2.87%
BANK
Series 2021-BN32 A5 2.643% 4/15/54		7,060,000	$ 6,044,225
Series 2021-BN36 A5 2.47% 9/15/64		10,096,000	8,461,796
Series 2022-BNK39 B 3.239% 2/15/55 •		588,000	444,133
Series 2022-BNK39 C 3.27% 2/15/55 •		432,000	294,579
Series 2022-BNK40 A4 3.393% 3/15/64 •		8,150,000	7,266,873
Series 2022-BNK40 B 3.393% 3/15/64 •		1,000,000	775,833
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •		9,000,000	7,345,674
Series 2022-B32 B 3.202% 1/15/55 •		975,000	709,357
Series 2022-B32 C 3.454% 1/15/55 •		1,196,000	819,037
Series 2022-B33 A5 3.458% 3/15/55		8,100,000	7,190,046
Series 2022-B33 B 3.615% 3/15/55 •		500,000	380,707
Series 2022-B33 C 3.615% 3/15/55 •		500,000	346,917

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •		4,500,000	3,993,875
Total Non-Agency Commercial Mortgage-Backed Securities (cost $52,934,529)			44,073,052

Sovereign Bonds — 0.39%Δ
United Kingdom — 0.39%
United Kingdom Gilt 4.50% 6/7/28	GBP	4,500,000	5,979,415
Total Sovereign Bonds (cost $5,547,052)			5,979,415

US Treasury Obligations — 9.88%
US Treasury Bonds
1.75% 8/15/41		8,370,000	5,824,670
3.875% 2/15/43		15,250,000	14,545,878
4.375% 2/15/38		1,770,000	1,860,920
4.375% 8/15/43		310,000	316,539
4.75% 11/15/43		1,530,000	1,641,642
4.75% 11/15/53		12,125,000	13,599,892
US Treasury Notes
3.375% 5/15/33		15,710,000	15,081,600
3.875% 8/15/33		4,445,000	4,440,833
4.125% 6/15/26		705,000	704,959
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.25% 8/31/30	13,510,000	$ 13,682,569
4.375% 12/15/26	5,410,000	5,463,677
4.375% 11/30/28	17,705,000	18,119,961
4.50% 11/15/33	18,150,000	19,060,337
4.625% 9/30/30	16,240,000	16,933,372
4.75% 10/15/26	865,000	877,941
4.875% 10/31/28	18,915,000	19,748,442
Total US Treasury Obligations (cost $150,223,505)		151,903,232
	Number of shares
Common Stocks — 59.58%
Communication Services — 4.82%
Alphabet Class A †	193,022	26,963,243
Alphabet Class C †	129,766	18,287,922
Meta Platforms Class A †	41,370	14,643,325
Take-Two Interactive Software †	88,066	14,174,223
		74,068,713
Consumer Discretionary — 4.63%
Amazon.com †	212,331	32,261,572
Aptiv †	166,000	14,893,520
AutoZone †	6,621	17,119,324
Home Depot	19,919	6,902,929
		71,177,345
Consumer Staples — 2.60%
Costco Wholesale	40,679	26,851,394
Procter & Gamble	89,077	13,053,344
		39,904,738
Energy — 1.51%
ConocoPhillips	147,689	17,142,262
Schlumberger	116,995	6,088,420
		23,230,682
Financials — 13.49%
Allstate	104,475	14,624,411
American Express	72,586	13,598,261
Aon Class A	50,692	14,752,386
Blackstone	100,369	13,140,309
Capital One Financial	147,099	19,287,621
CME Group	61,185	12,885,561
Discover Financial Services	148,808	16,726,019
Fiserv †	161,371	21,436,524
JPMorgan Chase & Co.	78,661	13,380,236
KKR & Co.	323,330	26,787,890
Mastercard Class A	40,264	17,172,999

NQ- IV017 [1223] 0224 (3377187)    5

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Morgan Stanley	125,964	$ 11,746,143
Progressive	74,258	11,827,814
		207,366,174
Healthcare — 7.57%
Abbott Laboratories	122,169	13,447,142
Biogen †	16,411	4,246,674
Danaher	60,435	13,981,033
HCA Healthcare	96,685	26,170,696
UnitedHealth Group	84,930	44,713,097
Vertex Pharmaceuticals †	33,871	13,781,771
		116,340,413
Industrials — 3.97%
Airbus ADR	650,718	25,098,193
Howmet Aerospace	302,954	16,395,871
United Rentals	34,078	19,541,007
		61,035,071
Information Technology — 17.39%
Apple	187,930	36,182,163
Applied Materials	125,844	20,395,537
Intuit	20,263	12,664,983
Microchip Technology	131,788	11,884,642
Microsoft	224,076	84,261,539
NVIDIA	42,047	20,822,515
Salesforce †	69,252	18,222,971
Seagate Technology Holdings	67,334	5,748,304
TE Connectivity	193,617	27,203,189
VeriSign †	68,553	14,119,176
Zebra Technologies Class A †	58,043	15,864,893
		267,369,912
Materials — 3.16%
Crown Holdings	115,506	10,636,948
Linde	53,118	21,816,094
Sherwin-Williams	51,578	16,087,178
		48,540,220
Utilities — 0.44%
NextEra Energy	110,714	6,724,768
		6,724,768
Total Common Stocks (cost $652,334,545)		915,758,036

Exchange-Traded Funds — 3.07%
iShares Latin America 40 ETF	136,080	3,954,485
iShares MSCI China ETF	130,729	5,325,899
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
iShares MSCI Emerging Markets Asia ETF	91,589	$ 6,054,949
Vanguard Russell 2000 ETF	393,456	31,909,282
Total Exchange-Traded Funds (cost $46,207,911)		47,244,615

Short-Term Investments — 1.24%
Money Market Mutual Funds — 1.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	4,754,856	4,754,856
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	4,754,856	4,754,856
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	4,754,856	4,754,856
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	4,754,856	4,754,856
Total Short-Term Investments (cost $19,019,424)		19,019,424

Total Value of Securities—99.70% (cost $1,286,001,333)		1,532,363,775
Receivables and Other Assets Net of Liabilities—0.30%★		4,571,752
Net Assets Applicable to 74,048,842 Shares Outstanding—100.00%		$1,536,935,527
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $39,098,759, which represents 2.54% of the Fund's net assets.

6    NQ- IV017 [1223] 0224 (3377187)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
★	Includes $882,248 cash collateral held at broker for futures contracts as of December 31, 2023.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
Citigroup	GBP	(4,600,000)	USD	5,721,388	2/16/24	$(143,569)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
905	US Treasury 5 yr Notes	$98,439,964	$96,184,440	3/28/24	$2,255,524	$—	$77,776
(125)	US Treasury 10 yr Notes	(14,111,329)	(13,596,365)	3/19/24	—	(514,964)	2,579
(186)	US Treasury 10 yr Ultra Notes	(21,950,907)	(21,132,263)	3/19/24	—	(818,644)	17,438
11	US Treasury Ultra Bonds	1,469,531	1,327,506	3/19/24	142,025	—	(5,844)
Total Futures Contracts			$62,783,318		$2,397,549	$(1,333,608)	$91,949
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.41[4] 12/20/28-Quarterly	5,544,000	5.000%	$(323,397)	$(303,468)	$(19,929)	$2,652
Total CDS Contracts			$(323,397)	$(303,468)	$(19,929)	$2,652
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
NQ- IV017 [1223] 0224 (3377187)    7

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest (payments) receipt on swap contracts accrued daily in the amount of $(9,240).
[4]	Markit's North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ADR – American Depositary Receipt
CDX.NA.HY – Credit Default Swap Index North America High Yield
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
MSCI – Morgan Stanley Capital International
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
yr – Year
Summary of currencies:
GBP – British Pound Sterling
USD – US Dollar
8    NQ- IV017 [1223] 0224 (3377187)